Prepaid expenses	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Prepaid expenses	Prepaid expenses

(EUR thousand)	As of March 31
Prepaid expenses	2022	2021	2020
Insurance costs	422	1,428	2,052
Office and IT-related expenses	3,803	3,032	3,013
Contracts with customers	733	132	1,586
Other prepaid expenses	678	779	1,268
Total	5,636	5,371	7,919